Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	₩ 222,477	₩ 186,284
Financial assets, Amount offset	(209,487)	(174,372)
Financial assets, Net financial instruments presented on the statements of financial position	12,990	11,912
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	213,881	180,323
Financial liabilities, Amount offset	(209,487)	(174,372)
Financial liabilities, Net financial instruments presented on the statements of financial position	₩ 4,394	₩ 5,951